Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Schedule of current and deferred portion of income tax expenses

The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax	87,930	128,350	118,914
Deferred tax	(16,786)	(563)	(63,655)

Income tax expense	71,144	127,787	55,259

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate

Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible share-based compensation	5.40%	4.94%	(31.91)%
Effect of tax rates in different tax jurisdiction	(0.77)%	1.08%	(37.48)%
Effect of preferential tax rate	(1.29)%	(1.48)%	4.22%
Research and development super deduction	(12.22)%	(6.41)%	11.45%
HK tax-free interest income	—%	(0.24)%	2.77%
Effect of equity transaction	—	—	(7.92)%
Others	1.37%	(0.18)%	3.00%
Changes in valuation allowance	2.94%	0.57%	0.99%

Effective income tax rate	20.43%	23.28%	(35.88)%

Schedule of the effect of the tax holiday on the income per share

The effect of the tax holiday on the income per share is as follows:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	5,066	8,798	7,142
Income per share effect-basic	0.03	0.05	0.03
Income per share effect-diluted	0.03	0.05	0.03

Schedule of principal components of the deferred tax assets and liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Accrued expenses	9,357	38,062
Inventory write-down	24,585	25,892
Impairment of equity investments	4,063	4,948
Salary and welfare payable	2,137	2,669
Allowance for credit losses	3,187	21,337
Net operating loss carry forward	31,006	39,461

Less: valuation allowance	(19,686)	(18,169)

Deferred tax assets, net	54,649	114,200

Deferred tax liabilities:
Identifiable intangible assets	(2,538)	(51,525)

Deferred tax liabilities	(2,538)	(51,525)

Summary of movement of the valuation allowance

Movement of the valuation allowance is as follows:

	For Year Ended December 31,
	2020	2021
	RMB	RMB
Balance as of January 1	16,547	19,686
Additions	3,139	3,236
Reversals	—	(4,753)
Balance as of December 31,	19,686	18,169